Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITES

Included in accounts payable and accrued liabilities is accrued interest of $75,270 related to debenture payable (2011 – $52,485) (Note 7).

Accounts payable and accrued liabilities are non-interest bearing, unsecured and have settlement dates within one year.

During the year ended December 31, 2012, the Company recorded a write-off of accounts payable in the amount of $Nil related to the Valentine Gold Claim (2011 – $90,000) (Notes 4 and 12).

During the year ended December 31, 2012, the Company recorded a loss on settlement of accounts payable in the amount of $77,000. (2011 – $Nil) (Note 8).